Deferred Taxation - Additional Inforation (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Unused tax losses for which no deferred tax asset recognised	$ 63,478	$ 33,135